Fixed Assets, net & Advances for Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2023
Fixed Assets, net & Advances for Vessels under Construction
Schedule of remaining contractual commitments under vessel construction contracts

Remainder of 2023	$73,300
2024	365,631
2025	82,428
2026	113,040
Total contractual commitments	$634,399